UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2013

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments:

Putnam Asia Pacific Equity Fund

The fund's portfolio
1/31/13 (Unaudited)

COMMON STOCKS (93.5%)(a)
	Shares	Value

Airlines (0.7%)

China Eastern Airlines Corporation Limited (China)(NON)	132,000	$60,082

		60,082
Auto components (1.4%)

Hyundai Mobis Co., Ltd. (South Korea)	480	125,628

		125,628
Automobiles (2.9%)

Kia Motors Corp. (South Korea)	1,483	70,410

Maruti Suzuki India, Ltd. (India)	1,893	56,288

Tata Motors, Ltd. (India)	24,766	138,753

		265,451
Building products (1.0%)

Sung Kwang Bend Co., Ltd. (South Korea)	4,400	92,330

		92,330
Capital markets (0.7%)

BGP Holdings PLC (Malta)(F)	132,965	181

China Everbright, Ltd. (China)	34,000	64,095

Yuanta Financial Holding Co., Ltd. (Taiwan)	1	1

		64,277
Chemicals (2.7%)

China BlueChemical, Ltd. (China)	114,000	81,876

Honam Petrochemical Corp. (South Korea)	280	64,926

LG Chemical, Ltd. (South Korea)	358	100,109

		246,911
Commercial banks (17.5%)

Agricultural Bank of China, Ltd. (China)	176,000	95,768

Bank Mandiri (Persero) Tbk PT (Indonesia)	115,000	106,853

China Construction Bank Corp. (China)	286,000	246,711

Chongqing Rural Commercial Bank (China)	161,000	95,702

CIMB Group Holdings Berhad (Malaysia)	47,800	110,923

Hana Financial Group, Inc. (South Korea)	2,570	92,045

ICICI Bank, Ltd. (India)	5,526	123,751

Industrial and Commercial Bank of China, Ltd. (China)	350,000	263,558

Kasikornbank PCL NVDR (Thailand)	13,400	89,199

PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	145,000	118,352

Security Bank Corp. (Philippines)	21,830	93,201

United Overseas Bank, Ltd. (Singapore)	10,000	152,305

		1,588,368
Communications equipment (0.5%)

Wistron NeWeb Corp. (Taiwan)	25,250	46,521

		46,521
Computers and peripherals (1.5%)

Casetek Holdings, Ltd. (Taiwan)(NON)	10,000	50,124

Pegatron Corp. (Taiwan)(NON)	67,000	88,724

		138,848
Construction and engineering (4.4%)

China Railway Group, Ltd. Class H (China)	118,000	67,251

CTCI Corp. (Taiwan)	41,000	78,455

Daelim Industrial Co., Ltd. (South Korea)	817	69,551

Jaypee Infratech, Ltd. (India)(NON)	62,721	58,783

Samsung Engineering Co., Ltd. (South Korea)	236	33,701

Surya Semesta Internusa Tbk PT (Indonesia)	650,500	92,833

		400,574
Construction materials (3.5%)

China National Building Material Co., Ltd. (China)	46,000	73,430

China Shanshui Cement Group, Ltd. (China)	106,000	77,907

PT Indocement Tunggal Prakarsa Tbk (Indonesia)	37,000	82,623

Siam Cement PCL NVDR (Thailand)	5,500	81,891

		315,851
Diversified financial services (2.5%)

AMMB Holdings Bhd (Malaysia)	32,600	66,732

Power Finance Corp., Ltd. (India)	21,623	85,817

Rural Electrification Corp., Ltd. (India)	17,478	79,339

		231,888
Electric utilities (2.1%)

Manila Electric Co. (Philippines)	13,790	98,362

Power Grid Corp. of India, Ltd. (India)	44,745	92,704

		191,066
Electrical equipment (0.9%)

Harbin Electric Co., Ltd. (China)	86,000	77,845

		77,845
Electronic equipment, instruments, and components (4.2%)

Hollysys Automation Technologies, Ltd. (China)(NON)	3,957	52,153

Hon Hai Precision Industry Co., Ltd. (Taiwan)	74,260	212,268

TPK Holding Co., Ltd. (Taiwan)	4,000	68,820

Tripod Technology Corp. (Taiwan)	23,530	47,416

		380,657
Energy equipment and services (0.9%)

Ezion Holdings, Ltd. (Singapore)	59,000	86,284

		86,284
Food products (1.1%)

First Resources, Ltd. (Singapore)	26,000	41,070

Golden Agri-Resources, Ltd. (Singapore)	123,000	63,108

		104,178
Health-care providers and services (0.6%)

Sinopharm Group Co. (China)	17,200	52,673

		52,673
Hotels, restaurants, and leisure (2.6%)

Galaxy Entertainment Group, Ltd. (Hong Kong)(NON)	15,000	67,598

Kangwon Land, Inc. (South Korea)	2,880	82,650

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(NON)	3,987	83,568

		233,816
Household durables (1.4%)

Coway Co., Ltd. (South Korea)	2,940	127,706

		127,706
Industrial conglomerates (3.8%)

Alliance Global Group, Inc. (Philippines)	200,400	93,193

Hutchison Whampoa, Ltd. (Hong Kong)	8,000	89,434

Keppel Corp., Ltd. (Singapore)	11,400	105,927

NWS Holdings, Ltd. (Hong Kong)	34,000	60,675

		349,229
Insurance (2.3%)

AIA Group, Ltd. (Hong Kong)	31,600	125,701

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	2,730	83,987

		209,688
Internet software and services (1.2%)

Tencent Holdings, Ltd. (China)	3,000	104,985

		104,985
IT Services (1.0%)

HCL Technologies, Ltd. (India)	7,013	90,711

		90,711
Machinery (0.4%)

China Automation Group, Ltd. (China)	148,000	39,694

		39,694
Media (0.9%)

Major Cineplex Group PCL (Thailand)	115,200	77,650

		77,650
Metals and mining (1.0%)

MMG, Ltd. (Hong Kong)(NON)	220,000	89,073

		89,073
Multiline retail (0.5%)

Mitra Adiperkasa Tbk PT (Indonesia)	67,500	44,353

		44,353
Oil, gas, and consumable fuels (4.4%)

Cairn India, Ltd. (India)	12,489	75,911

China Shenhua Energy Co., Ltd. (China)	25,500	109,656

CNOOC, Ltd. (China)	105,000	216,894

		402,461
Real estate management and development (11.2%)

Amata Corp. PLC (Thailand)	138,800	94,954

C C Land Holdings, Ltd. (China)	178,174	65,247

Cheung Kong Holdings, Ltd. (Hong Kong)	7,000	114,810

China Overseas Grand Oceans Group, Ltd. (China)	95,000	132,050

China Overseas Land & Investment, Ltd. (China)	48,000	148,851

Henderson Land Development Co., Ltd. (Hong Kong)	5,045	36,299

Hongkong Land Holdings, Ltd. (Hong Kong)	7,000	54,810

Housing Development & Infrastructure, Ltd. (India)(NON)	37,965	54,746

Huaku Development Co., Ltd. (Taiwan)	36,000	88,761

Hysan Development Co., Ltd. (Hong Kong)	12,000	60,422

Sun Hung Kai Properties, Ltd. (Hong Kong)	10,000	164,144

		1,015,094
Semiconductors and semiconductor equipment (9.7%)

Samsung Electronics Co., Ltd. (South Korea)	465	618,335

SK Hynix, Inc. (South Korea)(NON)	5,810	130,187

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	38,000	130,628

		879,150
Software (0.4%)

Changyou.com, Ltd. ADR (China)	1,259	38,777

		38,777
Thrifts and mortgage finance (0.8%)

Housing Development Finance Corp., Ltd. (HDFC) (India)	4,704	69,561

		69,561
Water utilities (0.8%)

Hyflux, Ltd. (Singapore)	66,000	71,725

		71,725
Wireless telecommunication services (2.0%)

Advanced Info Service PCL (Thailand)	10,700	75,352

StarHub, Ltd. (Singapore)	34,000	107,137

		182,489

Total common stocks (cost $7,532,607)		$8,495,594

INVESTMENT COMPANIES (1.0%)(a)
	Shares	Value

CSOP FTSE China A50 ETF (China)(NON)	13,000	$18,908

iShares FTSE A50 China Index ETF (China)	50,000	75,947

Total investment Companies (cost $85,614)		$94,855

SHORT-TERM INVESTMENTS (7.8%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.10%(AFF)	713,362	$713,362

Total short-term investments (cost $713,362)		$713,362

TOTAL INVESTMENTS

Total investments (cost $8,331,583)(b)		$9,303,811

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
NVDR	Non-voting Depository Receipt

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2012 through January 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures , references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $9,088,790.
(b)	The aggregate identified cost on a tax basis is $8,365,928, resulting in gross unrealized appreciation and depreciation of $1,168,925 and $231,042, respectively, or net unrealized appreciation of $937,883.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$773,739	$2,343,855	$2,404,232	$397	$713,362
	* Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.
(F)	Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	China	24.3%
	South Korea	18.2
	Hong Kong	10.2
	India	9.9
	Taiwan	8.7
	United States	7.7
	Singapore	6.7
	Indonesia	4.8
	Thailand	4.5
	Philippines	3.1
	Malaysia	1.9

	Total	100.0%
	Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$874,604	$—	$—
Consumer staples	104,178	—	—
Energy	488,745	—	—
Financials	3,178,695	—	181
Health care	52,673	—	—
Industrials	1,019,754	—	—
Information technology	1,679,649	—	—
Materials	651,835	—	—
Telecommunication services	182,489	—	—
Utilities	262,791	—	—
Total common stocks	8,495,413	—	181
Investment companies	94,855	—	—
Short-term investments	713,362	—	—

Totals by level	$9,303,630	$—	$181

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: March 28, 2013